PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of net liabilities (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 4,085,376	R$ 3,464,617
Fair value of plan assets	4,154,533	4,182,580
Net liabilities (assets)	69,157	717,963
Asset limitation	1,003,035	765,655	R$ 554,666
Current assets	(30,673)	0
Noncurrent assets	(43,375)	(4,161)
Current liabilities	31,588	27,377
Noncurrent liabilities	1,045,495	742,439
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Reconciliation of assets and liabilities:
Present value of DB plan obligations	2,167,726	1,969,220
Fair value of plan assets	(3,233,947)	(3,273,309)
Net liabilities (assets)	1,066,221	1,304,089
Asset limitation	5,971	64,725	(26,359)
Current assets	(30,673)	0
Noncurrent assets	(43,375)	(4,161)
Current liabilities	8,683	7,643
Noncurrent liabilities	71,336	61,243
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,917,650	1,495,397
Fair value of plan assets	(920,586)	(909,271)
Net liabilities (assets)	(997,064)	(586,126)
Asset limitation	997,064	700,930	581,025
Current assets	0	0
Noncurrent assets	0	0
Current liabilities	22,905	19,734
Noncurrent liabilities	974,159	681,196
Effect of asset ceiling [member]
Reconciliation of assets and liabilities:
Asset limitation	1,072,192	1,483,618	1,257,885
Effect of asset ceiling [member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Reconciliation of assets and liabilities:
Asset limitation	1,072,192	1,368,814	1,217,739
Effect of asset ceiling [member] | Post-retirement health plans
Reconciliation of assets and liabilities:
Asset limitation	R$ 0	R$ 114,804	R$ 40,146